Tax (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Income from continuing operations before taxes (CHF)
Income from continuing operations before taxes	1,109	3,342
Current and deferred taxes (CHF)
Deferred income tax expense	533	601
Income tax expense	802	925
Reconciliation of taxes computed at the Swiss statutory rate (CHF)
Income tax expense computed at the statutory tax rate of 22%	244
Swiss statutory rate (as a percent)	22.00%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	366
of which foreign tax rate expense/(benefit) in respect of profits earned in higher/lower tax jurisdictions	366
Changes in tax law and rates	151
of which tax expense related to the change in New York state tax laws	151
Other non-deductible expenses	443
of which non-deductible interest expenses	79
of which non-deductible bank levy costs and other non-deductible compensation expenses	32
of which non-deductible provision accruals	328
Lower taxed income	(34)
of which tax benefit in respect to non-taxable dividend income	12
of which tax benefit related non-taxable life insurance income	22
Income taxable to non-controlling interests	(153)
Changes in deferred tax valuation allowance	513
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards	113
of which valuation allowance deferred tax assets increases reassessment	400
Tax deductible impairments of Swiss subsidiary investments	(18)
Change in recognition of outside basis difference	(733)
Other	23
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	5
of which tax expense relating to non-recoverable foreign and withholding taxes	15
Income tax expense	802	925